PLANT, PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PLANT, PROPERTY AND EQUIPMENT
Cost			$ 3,268	$ 3,254
Accumulated Depreciation		$ (1,112)	(1,088)	(997)
Net Book Value	[1]	$ 2,162	2,180	2,257
Pipeline
PLANT, PROPERTY AND EQUIPMENT
Cost			2,540	2,535
Accumulated Depreciation			(879)	(806)
Net Book Value			1,661	1,729
Compression
PLANT, PROPERTY AND EQUIPMENT
Cost			519	516
Accumulated Depreciation			(148)	(134)
Net Book Value			371	382
Metering and other equipment
PLANT, PROPERTY AND EQUIPMENT
Cost			205	201
Accumulated Depreciation			(61)	(57)
Net Book Value			144	144
Construction in progress
PLANT, PROPERTY AND EQUIPMENT
Cost			4	2
Net Book Value			$ 4	$ 2

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).